OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Investments, All Other Investments [Abstract]
Other Non-Current Assets

	As of December 31,
	2018	2019
	US$	US$
Right of use assets	—	36,269
Rental and other deposits	1,946	382
Others	2,612	2,528

Other non-current assets, net	4,558	39,179

Schedule of right of use assets and the amortization

As of December 31, 2019
US$

Right of use assets	38,780
Less: accumulated amortization	(2,511)

Right of use assets	36,269

Schedule of Operating lease expense

For the Year Ended
December 31, 2019
US$

Cost of revenues	374
General and administrative expenses	951
Selling and marketing expenses	1,367
Total operating lease expenses	2,692
Short-term lease expenses	2,340
Total lease expenses	5,032

Lessee, Operating Lease, Liability, Maturity [Table Text Block]

For the Year Ended December 31	US$

2020	2,533
2021	1,296
2022	667
2023 and thereafter	—
Total undiscounted lease payments	4,496
Less: Imputed interest	(275)
Present value of lease liabilities balance	4,221
Amounts due within 12 months	2,361
Long-term lease liabilities	1,860